                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 333-70754



[LOGO]












PROSPECTUS MAY 1, 2003





AXA PREMIER VIP TRUST














                                       AXA PREMIER VIP HEALTH CARE PORTFOLIO


                                       The Securities and Exchange Commission
                                       has not approved the portfolio's shares
                                       or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AXA Premier VIP Trust ("Trust") is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class A shares of one (1) of the Trust's portfolios. The portfolio is a non-diversified portfolio sometimes referred to as a "sector portfolio." Information on the portfolio, including investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of the portfolio is not a fundamental policy and may be changed without a shareholder vote.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable") or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to the portfolio is Equitable. The day-to-day management of the portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under "Management Team" in this prospectus. Equitable may allocate the portfolio's assets to additional sub-advisers subject to approval of the Trust's board of trustees. In addition, Equitable may, subject to the approval of the Trust's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated Adviser"), unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the portfolio's shareholders.

INTRODUCTION

The co-distributors for the portfolio are AXA Advisors, LLC and AXA Distributors, LLC.


An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the portfolio, be sure to read all risk disclosures carefully before investing.

Table of
CONTENTS


GOAL, STRATEGIES & RISKS

AXA Premier VIP Health Care Portfolio.....................................  1


PORTFOLIO FEES AND EXPENSES...............................................  3


MORE ABOUT INVESTMENT STRATEGIES & RISKS

More About Investment Strategies & Risks..................................  5


MANAGEMENT TEAM

The Manager and the Sub-advisers........................................... 7


PORTFOLIO SERVICES

Buying and Selling Shares................................................. 10
Restrictions on Buying and Selling Shares................................. 10
How Portfolio Shares are Priced........................................... 11
Dividends and Other Distributions......................................... 12
Tax Consequences.......................................................... 12


GLOSSARY OF TERMS......................................................... 13


DESCRIPTION OF BENCHMARKS................................................. 14


FINANCIAL HIGHLIGHTS...................................................... 15

AXA PREMIER VIP HEALTH CARE PORTFOLIO


                               MANAGER:      Equitable

                               SUB-ADVISERS: A I M Capital Management, Inc.
                                             Dresdner RCM Global Investors LLC
                                             Wellington Management Company, LLP


Key Term

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.


INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Health Care Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

o Small- and Mid-Capitalization Risk -- Many companies in the health care sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."


PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with a broad measure of market performance. Since the portfolio has been in operation for only one full calendar year, the performance information does not necessarily reflect the volatility and changes that could occur in the portfolio's performance from year to year. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio's historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total return for the portfolio's Class A shares for 2002, the portfolio's first full calendar year of operations. The inception date for the portfolio is December 31, 2001.


------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                     -19.80%
                             ----------------------
                                      2002


 Best quarter (% and time period)    Worst quarter (% and time period)
 1.52% (2002 4th Quarter)            (13.36)% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio's Class A shares for the one-year and since-inception period ended December 31, 2002 compare to that of a broad-based index.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
                                               ONE YEAR AND SINCE INCEPTION+
------------------------------------------------------------------------------
 AXA Premier VIP Health Care Portfolio                   (19.80)%
------------------------------------------------------------------------------
 Russell 1000 Healthcare Index*#                         (19.89)%
------------------------------------------------------------------------------
 Russell 1000 Index*                                     (21.65)%
------------------------------------------------------------------------------

+ The portfolio commenced operations on December 31, 2001. The returns for the one-year period and the period since inception are identical.

# We believe that this index reflects more closely the market sectors in which the portfolio invests.

* For more information on this index, see the following section "Description of Benchmarks."

PORTFOLIO FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the portfolio. The tables below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the portfolio, reinvest dividends or exchange into other portfolios.


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets, as a percentage of average daily net assets)

------------------------------------------------------------------------------
                                          AXA PREMIER VIP HEALTH CARE PORTFOLIO
------------------------------------------------------------------------------
 MANAGEMENT FEE                                          1.20%
------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE
 (12B-1) FEES                                            0.00%
------------------------------------------------------------------------------
 OTHER EXPENSES                                          1.14%
------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                2.34%
------------------------------------------------------------------------------
 WAIVER/EXPENSE
 REIMBURSEMENT*                                          0.74%
------------------------------------------------------------------------------
 NET OPERATING EXPENSES**                                1.60%
------------------------------------------------------------------------------

* Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Operating Expenses of the portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management Team--The Manager and the Sub-advisers--Expense Limitation Agreement".

** A portion of the brokerage commissions that the portfolio pays is used to reduce the portfolio's expenses. Including this reduction, the Net Operating Expenses for the portfolio for the fiscal year ended December 31, 2002 was 1.57%.

EXAMPLE

This Example is intended to help you compare the direct and indirect cost of investing in the portfolio with the cost of investing in other investment options.

The Example assumes that:

o   You invest $10,000 in the portfolio for the time periods indicated;

o   Your investment has a 5% return each year; and

o   The portfolio's operating expenses remain the same.

This Example should not be considered a representation of past or future expenses of the portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:


---------------------------------------------------------------
                         AXA PREMIER VIP HEALTH CARE PORTFOLIO
---------------------------------------------------------------
 1 YEAR                                $  162
---------------------------------------------------------------
 3 YEARS                               $  655
---------------------------------------------------------------
 5 YEARS                               $1,176
---------------------------------------------------------------
 10 YEARS                              $2,601

MORE ABOUT INVESTMENT STRATEGIES & RISKS

ADDITIONAL RISKS

The portfolio has principal investment strategies that come with inherent risks. The portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which the portfolio may be subject by investing in various types of securities or engaging in various practices.


CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.

LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.

CREDIT QUALITY RISK. It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the price of the bond. The portfolio currently is permitted to invest more than 5% of its assets in lower rated bonds.

MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

MULTIPLE-SUB-ADVISER RISK. Each of the portfolios employs multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio's assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity markets is appropriate for its allocated portion of the portfolio. Because each sub-adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other sub-advisers, the portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

UNSEASONED COMPANIES RISK. The portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

SECURITIES LENDING RISK. For purposes of realizing additional income, each portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies. For further information about investment strategies, see the portfolio's Statement of Additional Information ("SAI").

DERIVATIVES. The portfolio can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that it will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolio may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

PORTFOLIO TURNOVER. The portfolio do not restrict the frequency of trading. The portfolio may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

MANAGEMENT TEAM

The Manager and the Sub-advisers


THE MANAGER

Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, Equitable obtains detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations that is used to supervise and monitor the sub-advisers and the portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the Trust's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and the Trust's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the Trust's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an affiliated adviser unless the sub-advisory agreement with the affiliated adviser, including compensation, is also approved by the affected portfolio's shareholders.


THE SUB-ADVISERS

Each portfolio's investments are selected by two or more sub-advisers, which act independently of one another. The following describes each portfolio's sub-advisers, portfolio manager(s) and each portfolio manager's business experience.

A I M Capital Management, Inc. ("AIM") serves as a Sub-adviser to the portfolio. AIM is a wholly owned subsidiary of AIM Advisors, Inc. AIM Advisors, Inc. is a wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of December 31, 2002, AIM Management had approximately $124.4 billion in assets under management.

Dresdner RCM Global Investors LLC ("Dresdner") serves as a Sub-adviser to the portfolio. Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2002, Dresdner had approximately $44.8 billion in assets under management.

Wellington Management Company, LLP ("Wellington Management") serves as a Sub-adviser to the portfolio. Wellington Management is an employee owned limited liability partnership whose sole business is investment management. Wellington Management is owned by 68 partners, all active employees of the firm; the managing partners of Wellington Management are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2002, Wellington Management had approximately $303 billion in assets under management.

MANAGEMENT TEAM

                                SUB-ADVISERS AND PORTFOLIO
 PORTFOLIO                     MANAGER(S)                        BUSINESS EXPERIENCE
 AXA Premier VIP Health Care   A I M CAPITAL MANAGEMENT, INC.   The portion of assets allocated to AIM is managed by a team of
 Portfolio                     11 Greenway Plaza                investment professionals led by Michael Yellen. Mr. Yellen joined
                               Suite 100                        AIM in 1994 as an investment analyst.
                               Houston, TX 77046
                               Portfolio Management Team

                               DRESDNER RCM GLOBAL INVESTORS    Dr. Dauchot has been a Manager of Dresdner since 1999. He
                               LLC                              joined Dresdner in 1999 as an Analyst. Prior to joining Dresdner,
                               Four Embarcadero Center          Dr. Dauchot was a Junior Analyst at Banc Boston Robertson from
                               San Francisco, CA 94111          1996 to 1998.
                               Portfolio Manager
                               Michael Dauchot

                               WELLINGTON MANAGEMENT            Ms. Gallo has been a Vice President of Wellington Management
                               COMPANY, LLP                     since 1998. Ms. Gallo joined Wellington Management as a Global
                               75 State Street                  Industry Analyst in 1998. Prior to joining Wellington
                               Boston, MA 02109                 Management, she was a Health Care Analyst with BT Alex Brown from 1995 to 1998.
                               Portfolio Managers
                               Ann C. Gallo                     Ms. Hynes has been a Senior Vice President of Wellington
                               Jean M. Hynes                    Management since 2001. Ms. Hynes joined Wellington
                               Kirk J. Mayer                    Management as a research assistant in 1991.
                               Joseph H. Schwartz
                                                                Mr. Mayer has been a Vice President of Wellington Management since 2001. Mr. Mayer joined Wellington Management as a
                                                                Global Industry Analyst in 1998. Prior to joining Wellington
                                                                Management, he attended the University of Pennsylvania's
                                                                Wharton School of Finance where he obtained his MBA from
                                                                1996 to 1998, and he was an Operations Manager with
                                                                Lockheed Martin Corporation from 1994 to 1996.

                                                                Mr. Schwartz has been a Senior Vice President of Wellington
                                                                Management since 1995. Mr. Schwartz joined Wellington
                                                                Management as a Global Industry Analyst in 1983.

MANAGEMENT TEAM

MANAGEMENT FEES

The portfolio pays a fee to Equitable for management services. The portfolio pays a management fee at an annual rate of 1.20% of the average net assets of the portfolio.

The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, in addition to the management fee, the portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 per portfolio and an additional $35,000 for each portion of the portfolio for which separate administrative services are provided (e.g.) portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style.


EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2004 the expenses of the portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of
1940), are limited to 1.60% for the portfolio.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped all eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

Investing in the Fund


BUYING AND SELLING SHARES

The portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The portfolio is not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.


RESTRICTIONS ON BUYING AND SELLING SHARES


PURCHASE RESTRICTIONS

The portfolio reserves the right to suspend or change the terms of purchasing or selling shares.


PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

The portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.

You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individual engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's portfolios. These kinds of strategies and transfer activities are disruptive to the Trust's portfolios. If we determine that your transfer patterns among the Trust's portfolio is disruptive to the Trust's portfolio, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in the portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the portfolio described in this Prospectus.

-----------------------------------------------------------------------------------------------------------------------------------
 RESTRICTION                                                              SITUATION
-----------------------------------------------------------------------------------------------------------------------------------
 The portfolio may suspend the right of redemption or postpone            o  When the New York Stock Exchange is closed (other
 payment for more than 7 days:                                               than a weekend/holiday).

                                                                          o  During an emergency.

                                                                          o  Any other period permitted by the SEC.

-----------------------------------------------------------------------------------------------------------------------------------
 The portfolio may pay the redemption price in whole or part by a         o  When it is detrimental for the portfolio to make
 distribution in kind of readily marketable securities in lieu of cash       cash payments as determined in the sole discretion of
 or may take up to 7 days to pay a redemption request in order to            Equitable.
 raise capital:
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO SERVICES

HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of the portfolio without a sales charge, and is calculated each business day using the following formula:

                  TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE = ----------------------------------------------------------------------
                                      NUMBER OF OUTSTANDING SHARES


The net asset value of portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:

o Equity securities -- most recent sales price or if there is no sale, latest available bid price.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

o   Short-term obligations -- amortized cost (which approximates market value).

o Securities traded on foreign exchanges -- most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

o Options -- last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

o Futures -- last sales price or, if there is no sale, latest available bid price.

o Other Securities -- other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Trust's board of trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for the portfolio when the Trust deems that the particular event or circumstance would materially affect the portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's board of trustees believes accurately reflects fair value. This policy is intended to assure that the portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES

DIVIDENDS AND OTHER DISTRIBUTIONS

The portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolio.


TAX CONSEQUENCES

The portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. The portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and the portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for the portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If the portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION -- Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) -- The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

DESCRIPTION OF BENCHMARKS

The Portfolio's performance is compared to that of a broad-based securities market index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.


RUSSELL 3000 INDEX

Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.


RUSSELL 1000 INDEX

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.


RUSSELL 2000 INDEX

Contains 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 HEALTHCARE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Trust's Class A and Class B shares. The financial information in the table below is for the fiscal period ended December 31, 2002, the first year of the portfolio's operations. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. Pricewaterhouse Coopers LLP's report on the Trust's financial statements as of December 31, 2002 appears in the Trust's Annual Report. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


AXA PREMIER VIP HEALTH CARE PORTFOLIO:

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                                        2002(A)
                                                                                             -----------------------------
                                                                                                CLASS A         CLASS B
                                                                                             -------------   -------------
Net asset value, beginning of year .......................................................      $ 10.00        $ 10.00
                                                                                                -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ....................................................................        (0.06)         (0.08)
  Net realized and unrealized loss on investments and foreign currency transactions ......        (1.92)         (1.91)
                                                                                                -------        -------
  Total from investment operations .......................................................        (1.98)         (1.99)
                                                                                                -------        -------
Net asset value, end of year .............................................................      $  8.02        $  8.01
                                                                                                =======        =======
Total return .............................................................................       (19.80)%       (19.90)%
                                                                                                =======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..........................................................      $ 2,506        $49,826
Ratio of expenses to average net assets after waivers ....................................         1.60%          1.85%
Ratio of expenses to average net assets after waivers and fees paid indirectly ...........         1.57%          1.82%
Ratio of expenses to average net assets before waivers and fees paid indirectly ..........         2.34%          2.59%
Ratio of net investment loss to average net assets after waivers .........................        (0.73)%        (0.98)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly         (0.70)%        (0.95)%
Ratio of net investment loss to average net assets before waivers and fees paid                   (1.47)%        (1.72)%
  indirectly
Portfolio turnover rate ..................................................................           91%            91%
Effect of voluntary expense limitation during the year
  Per share benefit to net investment loss. ..............................................      $  0.06        $  0.06



--------
(a) net investment income and capital changes are based on monthly average shares outstanding.

If you would like more information about the portfolio, the following documents are available free upon request.

ANNUAL AND SEMI-ANNUAL REPORTS -- Includes more information about the portfolio's performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the portfolio, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


   TO ORDER A FREE COPY OF THE PORTFOLIO'S SAI AND/OR ANNUAL AND SEMI-ANNUAL
       REPORT, CONTACT YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIO AT:


                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                            TELEPHONE: 866-231-8585


   Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.


 Information about the portfolio (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR database on the SEC's Internet site at


                              HTTP://WWW.SEC.GOV.

 Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address:
                   publicinfo@sec.gov or by writing the SEC's
                            Public Reference Section,
                           Washington, D.C. 20549-0102


                              AXA PREMIER VIP TRUST

                      AXA Premier VIP Health Care Portfolio

                   (Investment Company Act File No. 811-10509)











                     (Copyright) 2003 AXA Premier VIP Trust

                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 333-70754



[LOGO]









PROSPECTUS MAY 1, 2003



AXA PREMIER VIP TRUST






















                                       AXA PREMIER VIP HEALTH CARE PORTFOLIO


                                       The Securities and Exchange Commission
                                       has not approved the portfolio's shares
                                       or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AXA Premier VIP Trust ("Trust") is a family of distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes Class B shares of one (1) of the Trust's portfolios. The portfolio is a non-diversified portfolio sometimes referred to as a "sector portfolio." Information on the portfolio, including investment objective, investment strategies and investment risks, can be found on the pages following this introduction. The investment objective of the portfolio is not a fundamental policy and may be changed without a shareholder vote.

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts ("Contracts") issued or to be issued by The Equitable Life Assurance Society of the United States ("Equitable") or other affiliated or unaffiliated insurance companies. Shares also may be sold to tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the portfolios that are available under your Contract or under your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contract owner or participant under a Contract. Not all of the portfolios may be available under your Contract or under your retirement plan. You should consult your Contract prospectus or retirement plan documents to see which portfolios are available.

The investment manager to the portfolio is Equitable. The day-to-day management of the portfolio is provided by one or more investment sub-advisers. Information regarding Equitable and the sub-advisers is included under "Management Team" in this prospectus. Equitable may allocate the portfolio's assets to additional sub-advisers subject to approval of the Trust's board of trustees. In addition, Equitable may, subject to the approval of the Trust's board of trustees, appoint, dismiss and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended ("1940 Act")) ("Affiliated Adviser"), unless the sub-advisory agreement with the Affiliated Adviser, including compensation, is approved by the portfolio's shareholders.

INTRODUCTION

The co-distributors for the portfolio are AXA Advisors, LLC and AXA Distributors, LLC.


An investment in a portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the portfolio, be sure to read all risk disclosures carefully before investing.

Table of
CONTENTS


GOAL, STRATEGIES & RISKS
AXA Premier VIP Health Care Portfolio.....................................  1


PORTFOLIO FEES AND EXPENSES...............................................  3


MORE ABOUT INVESTMENT STRATEGIES & RISKS

More About Investment Strategies & Risks..................................  5


MANAGEMENT TEAM

The Manager and the Sub-advisers........................................... 7


PORTFOLIO SERVICES

Buying and Selling Shares................................................. 10
Restrictions on Buying and Selling Shares................................. 10
How Portfolio Shares are Priced........................................... 11
Dividends and Other Distributions......................................... 12
Tax Consequences.......................................................... 12
Additional Information.................................................... 12


GLOSSARY OF TERMS......................................................... 13


DESCRIPTION OF BENCHMARKS................................................. 14


FINANCIAL HIGHLIGHTS...................................................... 15

AXA PREMIER VIP HEALTH CARE PORTFOLIO

                                MANAGER:      Equitable

                                SUB-ADVISERS: A I M Capital Management, Inc.
                                              Dresdner RCM Global Investors LLC
                                              Wellington Management Company, LLP

KEY TERM

o SECTOR PORTFOLIO -- A portfolio that invests in only a subset of the overall equity market, in this case the Health Care Sector.


INVESTMENT GOAL

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies primarily engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences (collectively termed "health sciences"). While the portfolio can invest in securities of U.S. and foreign companies of any size, the majority of portfolio assets are expected to be invested in securities of U.S. companies.

The health sciences sector consists of four main areas: pharmaceutical, health care services companies, product and device providers and biotechnology firms. The portfolio's allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector.

The portfolio intends to invest primarily in common stock but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stock, warrants and securities convertible into common stock.

Utilizing a due diligence process covering a number of key factors, Equitable selects sub-advisers to manage the portfolio's assets. It is anticipated that Equitable will allocate the portfolio's assets to three or more sub-advisers. Equitable monitors the sub-advisers and may replace or add sub-advisers, subject to the approval of the Trust's board of trustees.

The sub-advisers select securities through fundamental analysis, such as an analysis of earnings, cash flows, competitive position and management's abilities. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

For temporary defensive purposes, the portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that the portfolio is invested in these instruments, the portfolio will not be pursuing its investment objective. The portfolio is not a market-timing vehicle.


PRINCIPAL INVESTMENT RISKS

An investment in the portfolio is not guaranteed; you may lose money by investing in the portfolio. When you sell your shares of the portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the portfolio are:

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds.

o Health Care Sector Risk -- The value of the portfolio's shares is particularly vulnerable to factors affecting the health care sector, such as substantial government regulation. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

o Issuer-Specific Risk -- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company's securities.

o Non-Diversification Risk -- As a non-diversified mutual fund, more of the portfolio's assets may be focused in the common stock of a small number of issuers, which may make the value of the portfolio's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Sector Concentration Risk -- Since the portfolio invests primarily in a particular sector, it could experience greater volatility than stock funds investing in a broader range of industries.

o Foreign Investing Risk -- The value of the portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar.
                                                                               1

o Portfolio Management Risk -- The risk that the strategies used by a portfolio's sub-advisers and their securities selections fail to produce the intended result.

o Small- and Mid-Capitalization Risk -- Many companies in the health care sector have relatively small market capitalization. Risk is greater for the common stocks of those companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

More information about the risks of an investment in the portfolio is provided below in "More About Investment Strategies & Risks."


PORTFOLIO PERFORMANCE

The following information gives some indication of the risks of an investment in the portfolio by comparing the portfolio's performance with a broad measure of market performance. Since the portfolio has been in operation for only one full calendar year, the performance information does not necessarily reflect the volatility and changes that could occur in the portfolio's performance from year to year. Both the bar chart and table below assume reinvestment of dividends and distributions and include the effect of expense limitations that were in place during the period shown. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results. Since Equitable may add to, dismiss or replace the sub-advisers in a portfolio, the portfolio's historical performance may cover periods when portions of the portfolio were advised by different sub-advisers. Past performance is not an indication of future performance.

The following bar chart illustrates the annual total return for the portfolio's Class B shares for 2002, the portfolio's first full calendar year of operations. The inception date for the portfolio is December 31, 2001.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                                    -19.90%
                            ------------------------
                                      2002

Best quarter (% and time period)     Worst quarter (% and time period)
1.65% (2002 4th Quarter)             (13.46)% (2002 2nd Quarter)

The table below shows how the average annual total returns for the portfolio's Class B shares for the one-year and since-inception period ended December 31, 2002 compare to that of a broad-based index.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                               ONE YEAR AND SINCE INCEPTION+
--------------------------------------------------------------------------------
 AXA Premier VIP Health Care Portfolio                   (19.90)%
--------------------------------------------------------------------------------
 Russell 1000 Healthcare Index*#                         (19.89)%
--------------------------------------------------------------------------------
 Russell 1000 Index*                                     (21.65)%
--------------------------------------------------------------------------------

+ The portfolio commenced operations on December 31, 2001. The returns for the one-year period and the period since inception are identical.

# We believe that this index reflects more closely the market sectors in which the portfolio invests.

* For more information on this index, see the following section "Description of Benchmarks."

PORTFOLIO FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the portfolio. The tables below do not reflect any Contract-related fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the portfolio, reinvest dividends or exchange into other portfolios.


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from portfolio assets, as a percentage of average daily net assets)

--------------------------------------------------------------------------------
                                         AXA PREMIER VIP HEALTH CARE PORTFOLIO
--------------------------------------------------------------------------------
 MANAGEMENT FEE                                         1.20%
--------------------------------------------------------------------------------
 DISTRIBUTION AND/OR SERVICE
 (12B-1) FEES                                           0.25%
--------------------------------------------------------------------------------
 OTHER EXPENSES                                         1.14%
--------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                               2.59%
--------------------------------------------------------------------------------
 WAIVER/EXPENSE
 REIMBURSEMENT*                                         0.74%
--------------------------------------------------------------------------------
 NET OPERATING EXPENSES**                               1.85%
--------------------------------------------------------------------------------

* Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the portfolio until April 30, 2004 ("Expense Limitation Agreement") so that the Total Operating Expenses of the portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see "Management Team--The Manager and the Sub-advisers--Expense Limitation Agreement".

** A portion of the brokerage commissions that the portfolio pays is used to reduce the portfolio's expenses. Including this reduction, the Net Operating Expenses for the portfolio for the fiscal year ended December 31, 2002 was 1.82%.

EXAMPLE

This Example is intended to help you compare the direct and indirect cost of investing in the portfolio with the cost of investing in other investment options.

The Example assumes that:

o   You invest $10,000 in the portfolio for the time periods indicated;

o   Your investment has a 5% return each year; and

o   The portfolio's operating expenses remain the same.

This Example should not be considered a representation of past or future expenses of the portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

---------------------------------------------------------
                  AXA PREMIER VIP HEALTH CARE PORTFOLIO
---------------------------------------------------------
 1 YEAR                           $  186
---------------------------------------------------------
 3 YEARS                          $  731
---------------------------------------------------------
 5 YEARS                          $1,300
---------------------------------------------------------
 10 YEARS                         $2,850
---------------------------------------------------------

MORE ABOUT INVESTMENT STRATEGIES & RISKS


ADDITIONAL RISKS

The portfolio has principal investment strategies that come with inherent risks. The portfolio's principal risks are described in its principal risks section. The following is a list of additional risks to which the portfolio may be subject by investing in various types of securities or engaging in various practices.


CURRENCY RISK. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

DERIVATIVES RISK. A portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. The value of a portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

INFORMATION RISK. The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK. When interest rates decline, the value of a portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio's debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities.

LEVERAGE RISK. The risk associated with securities or practices (e.g. borrowing) that multiply small price movements into large changes in value.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. This may result in a loss or may be costly to a portfolio.

CREDIT QUALITY RISK. It is possible that the issuer of a security will not be able to make interest and principal payments when due. Lower rated bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of lower rated bonds may be more susceptible than other issuers to economic downturns. Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could adversely affect the price of the bond. The portfolio currently is permitted to invest more than 5% of its assets in lower rated bonds.

MARKET RISK. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon change in a company's financial condition as well as overall market and economic conditions.

MULTIPLE-SUB-ADVISER RISK. Each of the portfolios employs multiple sub-advisers. Each sub-adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio's assets. Because each sub-adviser will be managing its allocated portion of the portfolio independently from the other sub-adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other sub-adviser(s) believes continued exposure to the equity markets is appropriate for its allocated portion of the portfolio. Because each sub-adviser directs the trading for its own portion of the portfolio, and does not aggregate its transactions with those of the other sub-advisers, the portfolio may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire portfolio.

OPPORTUNITY RISK. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

POLITICAL RISK. The risk of losses directly attributable to government or political actions.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher portfolio expenses.

UNSEASONED COMPANIES RISK. The portfolio can invest in small unseasoned companies. These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

VALUATION RISK. The risk that a portfolio has valued certain securities at a higher price than it can sell them for.

SECURITIES LENDING RISK. For purposes of realizing additional income, each portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


ADDITIONAL INVESTMENT STRATEGIES

The following is a list of additional investment strategies. For further information about investment strategies, see the portfolio's Statement of Additional Information ("SAI").

DERIVATIVES. The portfolio can use "derivative" instruments to seek enhanced returns or to try to hedge investment risks, although it is not anticipated that it will do so to a significant degree. In general terms, a derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and forward contracts are examples of "derivatives."

FOREIGN INVESTING. The portfolio may invest in foreign securities, including depositary receipts of foreign based companies, including companies based in developing countries.

PORTFOLIO TURNOVER. The portfolio do not restrict the frequency of trading. The portfolio may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

MANAGEMENT TEAM

The Manager and the Sub-advisers


THE MANAGER

Equitable, 1290 Avenue of the Americas, New York, New York 10104, serves as the manager of each portfolio. Equitable is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, Equitable has a variety of responsibilities for the general management and administration of the Trust and the portfolios, including the selection of sub-advisers. Equitable plays an active role in monitoring each portfolio and sub-adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. Equitable also monitors each sub-adviser's portfolio management team to ensure that investment activities remain consistent with the portfolios' investment style and objectives.

Beyond performance analysis, Equitable monitors significant changes that may impact the sub-adviser's overall business. Equitable monitors continuity in the sub-adviser's operations and changes in investment personnel and senior management. Equitable also performs annual due diligence reviews with each sub-adviser.

In its capacity as manager, Equitable obtains detailed, comprehensive information concerning portfolio and sub-adviser performance and portfolio operations that is used to supervise and monitor the sub-advisers and the portfolio operations. A team is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which portfolio performance is measured.

Equitable selects sub-advisers from a pool of candidates, including its affiliates, to manage the portfolios. Equitable may add to, dismiss or substitute for the sub-advisers responsible for managing a portfolio's assets subject to the approval of the Trust's board of trustees. Equitable also has discretion to allocate each portfolio's assets among the portfolio's sub-advisers. Equitable recommends sub-advisers for each portfolio to the board of trustees based upon its continuing quantitative and qualitative evaluation of each sub-adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the portfolios are not associated with any one portfolio manager, and benefit from specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a sub-adviser, and Equitable does not expect to recommend frequent changes of sub-advisers. Equitable has received an exemptive order from the SEC to permit it and the Trust's board of trustees to select and replace sub-advisers and to amend the sub-advisory agreements between Equitable and the sub-advisers without obtaining shareholder approval. Accordingly, Equitable is able, subject to the approval of the Trust's board of trustees, to appoint and replace sub-advisers and to amend sub-advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, Equitable may not enter into a sub-advisory agreement with an affiliated adviser unless the sub-advisory agreement with the affiliated adviser, including compensation, is also approved by the affected portfolio's shareholders.


THE SUB-ADVISERS

Each portfolio's investments are selected by two or more sub-advisers, which act independently of one another. The following describes each portfolio's sub-advisers, portfolio manager(s) and each portfolio manager's business experience.

A I M Capital Management, Inc. ("AIM") serves as a Sub-adviser to the portfolio. AIM is a wholly owned subsidiary of AIM Advisors, Inc. AIM Advisors, Inc. is a wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"). AIM Management merged with INVESCO in 1997 to form AMVESCAP PLC, one of the world's largest investment services companies. As of December 31, 2002, AIM Management had approximately $124.4 billion in assets under management.

Dresdner RCM Global Investors LLC ("Dresdner") serves as a Sub-adviser to the portfolio. Dresdner is an indirect wholly owned subsidiary of Allianz AG, a European-based, multi-national insurance and financial services holding company. As of December 31, 2002, Dresdner had approximately $44.8 billion in assets under management.

Wellington Management Company, LLP ("Wellington Management") serves as a Sub-adviser to the portfolio. Wellington Management is an employee owned limited liability partnership whose sole business is investment management. Wellington Management is owned by 68 partners, all active employees of the firm; the managing partners of Wellington Management are Duncan M. McFarland, Laurie A. Gabriel and John R. Ryan. As of December 31, 2002, Wellington Management had approximately $303 billion in assets under management.

MANAGEMENT TEAM

                               SUB-ADVISERS AND PORTFOLIO
 PORTFOLIO                     MANAGER(S)                        BUSINESS EXPERIENCE
 AXA Premier VIP Health Care   A I M CAPITAL MANAGEMENT, INC.   The portion of assets allocated to AIM is managed by a team of
 Portfolio                     11 Greenway Plaza                investment professionals led by Michael Yellen. Mr. Yellen joined
                               Suite 100                        AIM in 1994 as an investment analyst.
                               Houston, TX 77046
                               Portfolio Management Team

                               DRESDNER RCM GLOBAL INVESTORS    Dr. Dauchot has been a Manager of Dresdner since 1999. He
                               LLC                              joined Dresdner in 1999 as an Analyst. Prior to joining Dresdner,
                               Four Embarcadero Center          Dr. Dauchot was a Junior Analyst at Banc Boston Robertson from
                               San Francisco, CA 94111          1996 to 1998.
                               Portfolio Manager
                               Michael Dauchot

                               WELLINGTON MANAGEMENT            Ms. Gallo has been a Vice President of Wellington Management
                               COMPANY, LLP                     since 1998. Ms. Gallo joined Wellington Management as a Global
                               75 State Street                  Industry Analyst in 1998. Prior to joining Wellington
                               Boston, MA 02109                 Management, she was a Health Care Analyst with BT Alex Brown from 1995 to 1998.
                               Portfolio Managers
                               Ann C. Gallo                     Ms. Hynes has been a Senior Vice President of Wellington
                               Jean M. Hynes                    Management since 2001. Ms. Hynes joined Wellington
                               Kirk J. Mayer                    Management as a research assistant in 1991.
                               Joseph H. Schwartz
                                                                Mr. Mayer has been a Vice President of Wellington Management since 2001. Mr. Mayer joined Wellington Management as a
                                                                Global Industry Analyst in 1998. Prior to joining Wellington
                                                                Management, he attended the University of Pennsylvania's
                                                                Wharton School of Finance where he obtained his MBA from
                                                                1996 to 1998, and he was an Operations Manager with
                                                                Lockheed Martin Corporation from 1994 to 1996.

                                                                Mr. Schwartz has been a Senior Vice President of Wellington
                                                                Management since 1995. Mr. Schwartz joined Wellington
                                                                Management as a Global Industry Analyst in 1983.

MANAGEMENT TEAM

MANAGEMENT FEES

The portfolio pays a fee to Equitable for management services. The portfolio pays a management fee at an annual rate of 1.20% of the average net assets of the portfolio.

The sub-advisers are paid by Equitable. Changes to the sub-advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by Equitable, without shareholder approval. For certain administrative services, in addition to the management fee, the portfolio pays Equitable a fee at an annual rate of 0.15% of the portfolio's total average net assets plus $35,000 per portfolio and an additional $35,000 for each portion of the portfolio for which separate administrative services are provided (e.g.) portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style.


EXPENSE LIMITATION AGREEMENT

In the interest of limiting until April 30, 2004 the expenses of the portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of
1940), are limited to 1.85% for the portfolio.

Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the portfolio's expense ratio and such reimbursements do not exceed the portfolio's expense cap. If the actual expense ratio is less than the expense cap and Equitable has recouped all eligible previous payments made, the portfolio will be charged such lower expenses.

PORTFOLIO SERVICES

Investing in the Fund


BUYING AND SELLING SHARES

The portfolio offers Class A and Class B shares. All shares are purchased and sold at their net asset value without any sales load. The portfolio is not designed for professional market-timers, see the section entitled "Purchase Restrictions on Market-Timers."

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.


RESTRICTIONS ON BUYING AND SELLING SHARES

PURCHASE RESTRICTIONS

The portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

PURCHASE RESTRICTIONS ON MARKET-TIMERS AND ACTIVE TRADERS

The portfolio and the Co-distributors reserve the right to refuse or limit any purchase order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the portfolio's other shareholders or would disrupt the management of the portfolio.

You should note that the Trust is not designed for professional "market timing" organizations, or other organizations or individual engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Trust's portfolios. These kinds of strategies and transfer activities are disruptive to the Trust's portfolios. If we determine that your transfer patterns among the Trust's portfolio is disruptive to the Trust's portfolio, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

We currently consider transfers into and out of (or vice versa) a portfolio within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in the portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently give additional individualized notice, to owners who have engaged in such activity, of our intention to restrict such services. However, we may not continue to give such individualized notice. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the portfolio described in this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------
 RESTRICTION                                                              SITUATION
----------------------------------------------------------------------------------------------------------------------------------
 The portfolio may suspend the right of redemption or postpone            o   When the New York Stock Exchange is closed (other
 payment for more than 7 days:                                                than a weekend/holiday).

                                                                          o   During an emergency.

                                                                          o   Any other period permitted by the SEC.

----------------------------------------------------------------------------------------------------------------------------------
 The portfolio may pay the redemption price in whole or part by a         o   When it is detrimental for the portfolio to make
 distribution in kind of readily marketable securities in lieu of cash        cash payments as determined in the sole discretion
 or may take up to 7 days to pay a redemption request in order to             of Equitable.
 raise capital:
----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO SERVICES

HOW PORTFOLIO SHARES ARE PRICED

"Net asset value" is the price of one share of the portfolio without a sales charge, and is calculated each business day using the following formula:


                   TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
NET ASSET VALUE = ------------------------------------------------------------------------
                                  NUMBER OF OUTSTANDING SHARES

The net asset value of portfolio shares is determined according to this schedule:

o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

o The price you pay for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is placed by an insurance company or qualified retirement plan.

o A portfolio heavily invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.

Generally, portfolio securities are valued as follows:

o Equity securities -- most recent sales price or if there is no sale, latest available bid price.

o Debt securities (other than short-term obligations) -- based upon pricing service valuations.

o   Short-term obligations -- amortized cost (which approximates market value).

o Securities traded on foreign exchanges -- most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange will materially affect its value. In that case, fair value as determined by or under the direction of the board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

o Options -- last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

o Futures -- last sales price or, if there is no sale, latest available bid price.

o Other Securities -- other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Trust's board of trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for the portfolio when the Trust deems that the particular event or circumstance would materially affect the portfolio's net asset value.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's board of trustees believes accurately reflects fair value. This policy is intended to assure that the portfolio's net asset value fairly reflects security values as of the time of pricing.

PORTFOLIO SERVICES

DIVIDENDS AND OTHER DISTRIBUTIONS

The portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the portfolio.


TAX CONSEQUENCES

The portfolio is treated as a separate entity, and intends to qualify to be treated as a regulated investment company, for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (portfolio) level. They pass through their income and gains to their shareholders by paying dividends. The portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that it and the portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the portfolio. Also, any portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the portfolio.

It is important for the portfolio to maintain its regulated investment company status because the shareholders of the portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the portfolio meet tax qualification rules for variable insurance contracts. If the portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Manager and as the administrator for the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.


ADDITIONAL INFORMATION

COMPENSATION TO SECURITIES DEALERS

The portfolio is distributed by AXA Advisors, LLC and AXA Distributors, LLC, the Co-distributors. The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the portfolio's Class B shares. Under the plan, Class B shares pay each of the Co-distributors an annual fee to compensate them for promoting, selling and servicing shares of the portfolio. The annual fee is equal to 0.25% of the portfolio's average daily net assets. Because these distribution fees are paid out of the portfolio's assets on an ongoing basis, over time these fees for Class B shares will increase the cost of your investment and may cost you more than paying other types of sales charges.

GLOSSARY OF TERMS

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a portfolio's shareholders of profits earned from selling securities in that portfolio. Capital gain distributions are usually paid once a year.

CORE INVESTING -- An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

DERIVATIVE -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

DIVERSIFICATION -- The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

DURATION -- A measure of how much a bond's price fluctuates with changes in comparable interest rates.

EARNINGS GROWTH -- A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock's price to rise.

FUNDAMENTAL ANALYSIS -- An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company's success or failure. By appraising a company's prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

GROWTH INVESTING -- An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed as an annual rate.

MARKET CAPITALIZATION -- Market price of a company's shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

NET ASSET VALUE (NAV) -- The market value of one share of a portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a portfolio's total net assets by the number of shares outstanding.

PRICE-TO-BOOK VALUE RATIO -- Current market price of a stock divided by its book value, or net asset value.

PRICE-TO-EARNINGS RATIO -- Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different securities.

VALUE INVESTING -- An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD -- The rate at which a portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

DESCRIPTION OF BENCHMARKS

The Portfolio's performance is compared to that of a broad-based securities market index.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.


RUSSELL 3000 INDEX

Composed of 3,000 large U.S. securities, as determined by total market capitalization. This index is capitalization weighted and represents approximately 98% of the investable U.S. equity market.


RUSSELL 1000 INDEX

Contains 1,000 of the largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.


RUSSELL 2000 INDEX

Contains 2,000 of the smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.


RUSSELL 1000 HEALTHCARE INDEX

Contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Trust's Class A and Class B shares. The financial information in the table below is for the fiscal period ended December 31, 2002, the first year of the portfolio's operations. The information below has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, independent public accountants. Pricewaterhouse Coopers LLP's report on the Trust's financial statements as of December 31, 2002 appears in the Trust's Annual Report. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.


AXA PREMIER VIP HEALTH CARE PORTFOLIO:

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                                        2002(A)
                                                                                             -----------------------------
                                                                                                CLASS A         CLASS B
                                                                                             -------------   -------------
Net asset value, beginning of year .......................................................     $  10.00        $  10.00
                                                                                               --------        --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ....................................................................        (0.06)          (0.08)
  Net realized and unrealized loss on investments and foreign currency transactions ......        (1.92)          (1.91)
                                                                                               --------        --------
  Total from investment operations .......................................................        (1.98)          (1.99)
                                                                                               --------        --------
Net asset value, end of year .............................................................     $   8.02        $   8.01
                                                                                               ========        ========
Total return .............................................................................       (19.80)%        (19.90)%
                                                                                               ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..........................................................     $  2,506        $ 49,826
Ratio of expenses to average net assets after waivers ....................................         1.60%           1.85%
Ratio of expenses to average net assets after waivers and fees paid indirectly ...........         1.57%           1.82%
Ratio of expenses to average net assets before waivers and fees paid indirectly ..........         2.34%           2.59%
Ratio of net investment loss to average net assets after waivers .........................        (0.73)%         (0.98)%
Ratio of net investment loss to average net assets after waivers and fees paid indirectly         (0.70)%         (0.95)%
Ratio of net investment loss to average net assets before waivers and fees paid                   (1.47)%         (1.72)%
  indirectly
Portfolio turnover rate ..................................................................           91%             91%
Effect of voluntary expense limitation during the year
  Per share benefit to net investment loss. ..............................................     $   0.06        $   0.06

--------
(a) net investment income and capital changes are based on monthly average shares outstanding.

If you would like more information about the portfolio, the following documents are available free upon request.

ANNUAL AND SEMI-ANNUAL REPORTS -- Includes more information about the portfolio's performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the portfolio, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


   TO ORDER A FREE COPY OF THE PORTFOLIO'S SAI AND/OR ANNUAL AND SEMI-ANNUAL
       REPORT, CONTACT YOUR FINANCIAL PROFESSIONAL, OR THE PORTFOLIO AT:


                             AXA PREMIER VIP TRUST
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                            TELEPHONE: 866-231-8585


   Your financial professional or AXA Premier VIP Trust will also be happy to answer your questions or to provide any additional information that you may require.


 Information about the portfolio (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR database on the SEC's Internet site at


                               HTTP://WWW.SEC.GOV.

 Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address:
                   publicinfo@sec.gov or by writing the SEC's
                            Public Reference Section,
                           Washington, D.C. 20549-0102

                              AXA PREMIER VIP TRUST

                      AXA Premier VIP Health Care Portfolio

                   (Investment Company Act File No. 811-10509)











                     (Copyright) 2003 AXA Premier VIP Trust